CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenues	$ 69,391	$ 54,329	$ 47,485
Cost of revenue:
Cost of revenue	(47,965)	(35,107)	(28,997)
Gross profit	21,426	19,222	18,488
Other operating income	2,170	896	1,523
Operating expenses:
Research and development	(25,994)	(23,739)	(22,086)
General and administrative	(8,764)	(8,573)	(8,786)
Selling and marketing	(2,057)	(1,281)	(1,195)
Impairment on goodwill and intangible assets			(888)
Total operating expenses	(36,815)	(33,593)	(32,955)
Loss from operations	(13,219)	(13,475)	(12,944)
Other income	2,336	1,547	4,066
Dividend income from an other investment	493		889
Investment income from an other investment			268
Fair value change in trading securities		2	4
Gain on disposal of an other investment			195
Interest income	12,358	13,240	12,668
Interest expense	(498)	(250)	(144)
Other-than-temporary impairment loss on investments	(681)	(2,543)
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	789	(1,479)	5,002
Income tax expense	(403)	(772)	(879)
Equity in net (loss) income of equity method investees	(264)	41	(1,113)
Net income (loss)	122	(2,210)	3,010
Add: Net loss (income) attributable to non-controlling interest	2	8	(5)
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	124	(2,202)	3,005
Net income (loss) per share: Basic
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.0003	$ (0.0053)	$ 0.0072
Net income (loss) per share: Diluted
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.0003	$ (0.0053)	$ 0.0070
Weighted-average shares outstanding used in computation:
Basic	412,103,255	412,706,341	418,499,545
Diluted	425,415,011	412,706,341	433,983,105
Third-parties [Member]
Revenues:
Revenues	64,752	52,535	41,702
Cost of revenue:
Cost of revenue	(44,382)	(33,914)	(25,630)
Third-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	64,617	52,356	41,385
Cost of revenue:
Cost of revenue	(44,324)	(33,814)	(25,454)
Third-parties [Member] | Semiconductor product testing services [Member]
Revenues:
Revenues	135	179	317
Cost of revenue:
Cost of revenue	(58)	(100)	(176)
Related-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	4,639	1,794	5,783
Cost of revenue:
Cost of revenue	$ (3,583)	$ (1,193)	$ (3,367)